UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02349

Morgan Stanley Income Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	September 30,

Date of reporting period:	June 30, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Securities Inc.

Portfolio of Investments • June 30, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (93.9%)
	Basic Materials (3.0%)
$250	Ashland, Inc.	6.875%		05/15/43	$251,250
845	Barrick Gold Corp. (Canada)	4.10		05/01/23	892,688
775	Eastman Chemical Co.	3.80		03/15/25	820,565
375	Eldorado Gold Corp. (Canada)(a)	6.125		12/15/20	376,875
125	Goldcorp, Inc. (Canada)	5.45		06/09/44	126,812
600	LyondellBasell Industries N.V.	4.625		02/26/55	588,173
495	NOVA Chemicals Corp. (Canada)(a)	5.25		08/01/23	499,331
908	Southern Copper Corp. (Mexico)	7.50		07/27/35	1,008,268
690	Vale Overseas Ltd. (Brazil)	6.875		11/21/36	631,350
					5,195,312
	Communications (16.4%)
625	21st Century Fox America, Inc.	6.15		02/15/41	783,207
670	21st Century Fox America, Inc.	6.40		12/15/35	853,285
900	Alibaba Group Holding Ltd. (China)	2.50		11/28/19	911,961
350	Amazon.com, Inc.	3.80		12/05/24	392,987
200	Amazon.com, Inc.	4.95		12/05/44	244,437
700	AT&T, Inc.	5.15		03/15/42	758,041
2,900	AT&T, Inc.	5.55		08/15/41	3,260,571
375	AT&T, Inc.	5.65		02/15/47	431,112
400	Baidu, Inc. (China)	2.75		06/09/19	407,344
225	CBS Corp.	4.60		01/15/45	223,879
350	CBS Corp.	4.90		08/15/44	356,288
2,350	Charter Communications Operating LLC/Charter Communications Operating Capital (a)	4.908		07/23/25	2,573,887
550	Charter Communications Operating LLC/Charter Communications Operating Capital (a)	6.484		10/23/45	659,056
376	Ctrip.com International Ltd. (China)	1.25		10/15/18	460,365
620	Deutsche Telekom International Finance BV (Germany)	8.75		06/15/30	935,806
550	eBay, Inc.	2.50		03/09/18	560,267
410	Empresa Nacional de Telecomunicaciones SA (Chile)(a)	4.75		08/01/26	409,082
685	Motorola Solutions, Inc.	4.00		09/01/24	671,134
410	Netflix, Inc.	5.50		02/15/22	429,475
200	Numericable-SFR SA (France)(a)	7.375		05/01/26	198,000
350	Omnicom Group, Inc.	3.60		04/15/26	369,376
555	Omnicom Group, Inc.	3.625		05/01/22	590,463
131	Omnicom Group, Inc.	3.65		11/01/24	138,349
900	Ooredoo International Finance Ltd. (Qatar)(a)	3.25		02/21/23	911,250
400	Orange SA (France)	2.75		02/06/19	412,458
375	Orange SA (France)	9.00		03/01/31	582,151
525	Priceline Group, Inc. (The)	0.90		09/15/21	532,875
750	Telefonica Europe BV (Spain)	8.25		09/15/30	1,074,885
335	Telstra Corp., Ltd. (Australia)(a)	3.125		04/07/25	350,407
1,315	Time Warner, Inc.	7.70		05/01/32	1,840,608
550	Twitter, Inc.	0.25		09/15/19	506,688
1,953	Verizon Communications, Inc.	4.672		03/15/55	1,984,228
2,128	Verizon Communications, Inc.	5.012		08/21/54	2,260,334
575	Viacom, Inc.	5.85		09/01/43	578,457
650	Vodafone Group PLC (United Kingdom)	4.375		02/19/43	615,191
254	Yahoo!, Inc.	0.00	(b)	12/01/18	253,365
					28,521,269
	Consumer, Cyclical (8.6%)
250	American Airlines Pass-Through Trust	3.20		06/15/28	258,792
372	American Airlines Pass-Through Trust	4.00		07/15/25	392,994
425	Aramark Services, Inc. (a)	4.75		06/01/26	417,562

639	British Airways Pass-Through Trust (United Kingdom)(a)	4.625		06/20/24	675,485
540	Daimler Finance North America LLC (Germany)	8.50		01/18/31	878,556
850	Delphi Automotive PLC (United Kingdom)	3.15		11/19/20	875,186
925	Ford Motor Co.	4.75		01/15/43	982,862
550	Ford Motor Credit Co., LLC	3.096		05/04/23	558,537
300	Ford Motor Credit Co., LLC	3.20		01/15/21	309,350
950	General Motors Co.	6.60		04/01/36	1,092,488
305	General Motors Financial Co., Inc.	4.30		07/13/25	313,495
500	McDonald’s Corp., MTN	2.20		05/26/20	512,009
425	McDonald’s Corp., MTN	3.70		01/30/26	460,099
225	McDonald’s Corp., MTN	4.60		05/26/45	252,168
1,325	Newell Brands, Inc.	3.85		04/01/23	1,407,430
600	QVC, Inc.	4.375		03/15/23	604,586
675	Restoration Hardware Holdings, Inc. (a)	0.00	(b)	06/15/19	549,281
475	Tesla Motors, Inc.	0.25		03/01/19	422,750
597	Toll Brothers Finance Corp.	0.50		09/15/32	587,299
858	United Airlines Pass-Through Trust, Class A	4.30		08/15/25	926,145
525	Volkswagen Group of America Finance LLC (Germany)(a)	2.40		05/22/20	527,799
225	Walgreen Co.	4.40		09/15/42	228,440
400	Walgreens Boots Alliance, Inc.	3.45		06/01/26	411,457
225	Walgreens Boots Alliance, Inc.	3.80		11/18/24	238,801
745	Wesfarmers Ltd. (Australia)(a)	1.874		03/20/18	749,383
425	ZF North America Capital, Inc. (Germany)(a)	4.50		04/29/22	432,437
					15,065,391
	Consumer, Non-Cyclical (12.1%)
925	AbbVie, Inc.	3.20		05/14/26	938,935
300	AbbVie, Inc.	3.60		05/14/25	314,931
375	AbbVie, Inc.	4.40		11/06/42	383,609
325	AbbVie, Inc.	4.70		05/14/45	345,078
300	Actavis Funding SCS	3.85		06/15/24	314,469
915	Actavis Funding SCS	4.75		03/15/45	964,616
400	Albea Beauty Holdings SA (a)	8.375		11/01/19	422,000
415	Altria Group, Inc.	5.375		01/31/44	534,193
924	Amgen, Inc. (a)	4.663		06/15/51	969,629
400	Anheuser-Busch InBev Finance, Inc. (Belgium)	4.90		02/01/46	470,676
475	Baxalta, Inc.	5.25		06/23/45	516,378
415	Becton Dickinson and Co.	3.734		12/15/24	447,807
675	Boston Scientific Corp.	3.85		05/15/25	715,328
270	BRF SA (Brazil)(a)	3.95		05/22/23	263,250
1,550	Celgene Corp.	3.875		08/15/25	1,656,440
325	Cencosud SA (Chile)(a)	6.625		02/12/45	317,946
780	Experian Finance PLC (United Kingdom)(a)	2.375		06/15/17	784,216
275	Express Scripts Holding Co.	4.50		02/25/26	302,711
75	Gilead Sciences, Inc.	4.50		02/01/45	81,953
400	Grupo Bimbo SAB de CV (Mexico)(a)	3.875		06/27/24	417,686
425	HCA, Inc.	4.75		05/01/23	436,687
507	Illumina, Inc.	0.00	(b)	06/15/19	496,226
250	Kellogg Co.	3.25		04/01/26	257,516
425	Kraft Heinz Foods Co.	6.50		02/09/40	563,840
585	Kraft Heinz Foods Co.	6.875		01/26/39	801,424
425	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)	5.50		04/15/25	381,276
425	Mead Johnson Nutrition Co.	3.00		11/15/20	444,443
1,075	Molson Coors Brewing Co.	2.10		07/15/21(c)	1,079,527
850	Mylan N.V. (a)	3.95		06/15/26	861,949
175	Reynolds American, Inc.	5.85		08/15/45	224,472
320	RR Donnelley & Sons Co.	7.875		03/15/21	332,800
585	Sigma Alimentos SA de CV (Mexico)(a)	5.625		04/14/18	626,681
415	Transurban Finance Co., Pty Ltd. (Australia)(a)	4.125		02/02/26	441,727
300	Tyson Foods, Inc.	2.65		08/15/19	308,427
325	Tyson Foods, Inc.	4.875		08/15/34	363,675

410	United Rentals North America, Inc.	5.75		11/15/24	415,125
500	Whole Foods Market, Inc. (a)	5.20		12/03/25	540,081
990	WM Wrigley Jr. Co. (a)	2.90		10/21/19	1,029,577
270	Zimmer Biomet Holdings, Inc.	5.75		11/30/39	321,062
					21,088,366
	Diversified (0.1%)
200	Alfa SAB de CV (Mexico)(a)	5.25		03/25/24	214,000

	Energy (9.4%)
175	Anadarko Petroleum Corp.	5.55		03/15/26	193,608
600	Anadarko Petroleum Corp.	6.20		03/15/40	674,841
325	Anadarko Petroleum Corp.	6.45		09/15/36	375,550
900	APT Pipelines Ltd. (Australia)(a)	4.20		03/23/25	924,767
215	BG Energy Capital PLC (United Kingdom)(a)	5.125		10/15/41	243,097
675	Buckeye Partners LP	4.15		07/01/23	680,303
465	Carrizo Oil & Gas, Inc.	6.25		04/15/23	449,888
400	Cimarex Energy Co.	5.875		05/01/22	419,094
212	DCP Midstream LLC (a)	5.35		03/15/20	208,275
625	Enable Midstream Partners LP	3.90		05/15/24	557,996
375	Endeavor Energy Resources LP/EER Finance, Inc. (a)	7.00		08/15/21	370,313
569	Energy Transfer Partners LP	6.125		12/15/45	592,039
775	Energy Transfer Partners LP	6.50		02/01/42	816,366
300	Ensco PLC	5.75		10/01/44	180,375
1,400	Enterprise Products Operating LLC	5.95		02/01/41	1,648,548
400	Exxon Mobil Corp.	4.114		03/01/46	452,326
205	Hess Corp.	6.00		01/15/40	212,671
175	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.00		12/01/24	164,045
300	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.75		10/01/25	288,000
875	Kinder Morgan Energy Partners LP	5.00		03/01/43	831,415
1,025	Kinder Morgan, Inc.	3.05		12/01/19	1,036,519
200	Kinder Morgan, Inc.	5.55		06/01/45	203,945
475	Kinder Morgan, Inc. (a)	5.625		11/15/23	509,532
400	MPLX LP	4.00		02/15/25	363,988
500	Nexen Energy ULC (China)	6.40		05/15/37	623,192
525	Noble Energy, Inc.	5.05		11/15/44	530,667
275	Phillips 66	5.875		05/01/42	331,408
125	Phillips 66 Partners LP	4.68		02/15/45	115,834
365	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	376,398
475	Rowan Cos., Inc.	5.85		01/15/44	319,155
600	Spectra Energy Capital LLC	7.50		09/15/38	688,990
350	Williams Partners LP	6.30		04/15/40	332,991
600	Williams Partners LP/ACMP Finance Corp.	4.875		05/15/23	580,765
					16,296,901
	Finance (30.5%)
315	ABB Treasury Center USA, Inc. (Switzerland)(a)	4.00		06/15/21	341,708
700	ABN Amro Bank N.V. (Netherlands)(a)	4.75		07/28/25	729,316
495	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands)	3.75		05/15/19	499,950
375	Air Lease Corp.	3.375		06/01/21	386,239
375	Alexandria Real Estate Equities, Inc.	3.95		01/15/27	387,342
400	Ally Financial, Inc.	4.25		04/15/21	400,500
550	American Campus Communities Operating Partnership LP	3.75		04/15/23	568,460
450	American International Group, Inc.	4.50		07/16/44	437,055
400	American International Group, Inc.	4.875		06/01/22	446,187
465	American Tower Corp.	3.50		01/31/23	481,866
325	American Tower Corp.	4.40		02/15/26	353,533
525	AvalonBay Communities, Inc., Series G	2.95		05/11/26	528,177
800	Banco de Credito del Peru (Peru)(a)	6.125	(d)	04/24/27	880,400
325	Bank of America Corp.	7.75		05/14/38	459,036
1,925	Bank of America Corp., MTN	4.00		04/01/24	2,057,969

935	Bank of America Corp., MTN	4.00		01/22/25	954,773
700	Bank of America Corp., MTN	4.20		08/26/24	724,847
317	Bank of America Corp., MTN	4.25		10/22/26	329,442
225	Bank of America Corp., MTN	4.75		04/21/45	230,777
325	Bank of America Corp., Series G	3.50		04/19/26	336,546
775	BBVA Bancomer SA (Mexico)(a)	6.50		03/10/21	854,437
525	BNP Paribas SA (France)(a)	4.375		05/12/26	531,741
550	Boston Properties LP	3.65		02/01/26	587,306
185	Boston Properties LP	3.80		02/01/24	198,919
825	BPCE SA (France)(a)	5.15		07/21/24	859,910
675	Brixmor Operating Partnership LP	4.125		06/15/26	693,896
280	Brookfield Asset Management, Inc. (Canada)	5.80		04/25/17	289,237
600	Brookfield Finance, Inc. (Canada)	4.25		06/02/26	614,504
1,750	Capital One Bank, USA NA	3.375		02/15/23	1,790,089
375	Capital One Financial Corp.	2.45		04/24/19	381,010
525	Chubb INA Holdings, Inc.	3.35		05/15/24	562,707
1,975	Citigroup, Inc.	3.70		01/12/26	2,083,236
800	Citigroup, Inc.	4.45		09/29/27	825,908
1,110	Citigroup, Inc.	5.50		09/13/25	1,246,521
220	Citigroup, Inc.	6.675		09/13/43	283,445
475	Citizens Bank NA, MTN	2.55		05/13/21	480,123
385	CNA Financial Corp.	7.35		11/15/19	445,256
750	Cooperatieve Rabobank UA (Netherlands)	3.95		11/09/22	776,721
150	Cooperatieve Rabobank UA (Netherlands)(a)	11.00	(d)	06/30/19(e)	179,438
625	Credit Agricole SA (France)(a)	3.875		04/15/24	678,031
310	Credit Agricole SA (France)(a)	7.875	(d)	01/23/24(e)	297,600
850	Credit Suisse AG (Switzerland)(a)	6.50		08/08/23	892,712
500	Crown Castle International Corp.	3.40		02/15/21	522,515
475	Crown Castle International Corp.	4.45		02/15/26	516,671
320	Discover Bank	7.00		04/15/20	364,755
420	Discover Financial Services	3.85		11/21/22	427,150
375	Discover Financial Services	3.95		11/06/24	385,014
138	ERP Operating LP	4.625		12/15/21	156,014
500	Express Scripts Holding Co.	3.50		06/15/24	517,046
450	Extra Space Storage LP (a)	3.125		10/01/35	514,406
300	First Republic Bank	2.375		06/17/19	303,718
1,375	Five Corners Funding Trust (a)	4.419		11/15/23	1,486,290
550	General Motors Financial Co., Inc.	4.375		09/25/21	581,065
1,495	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,849,792
350	Goldman Sachs Group, Inc. (The), MTN	4.80		07/08/44	388,983
1,100	Goodman Funding Pty Ltd. (Australia)(a)	6.375		04/15/21	1,288,446
295	Harley-Davidson Funding Corp. (a)	6.80		06/15/18	325,716
795	HBOS PLC, Series G (United Kingdom) (a)	6.75		05/21/18	854,707
400	Healthcare Trust of America Holdings LP	3.70		04/15/23	410,617
500	Hospitality Properties Trust	5.25		02/15/26	527,875
440	HSBC Holdings PLC (United Kingdom)	4.25		03/14/24	445,911
200	HSBC Holdings PLC (United Kingdom)	6.375	(d)	09/17/24(e)	189,250
200	HSBC Holdings PLC (United Kingdom)	6.375	(d)	03/30/25(e)	191,000
180	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	216,761
350	ING Bank N.V. (Netherlands)(a)	5.80		09/25/23	384,667
200	ING Groep N.V. (Netherlands)	6.00	(d)	04/16/20(e)	188,500
280	Intesa Sanpaolo SpA (Italy)	5.25		01/12/24	298,478
250	Intesa Sanpaolo SpA (Italy)(a)	5.71		01/15/26	237,455
250	JPMorgan Chase & Co.	3.125		01/23/25	255,862
670	JPMorgan Chase & Co.	4.95		06/01/45	737,407
825	LeasePlan Corp. N.V. (Netherlands)(a)	2.875		01/22/19	825,896
325	Liberty Mutual Group, Inc. (a)	4.85		08/01/44	333,996
425	Lincoln National Corp.	7.00		06/15/40	549,091
500	Lloyds Banking Group PLC (United Kingdom)	3.10		07/06/21	499,630
365	Macquarie Bank Ltd. (Australia)(a)	6.625		04/07/21	422,385
200	Massachusetts Mutual Life Insurance Co. (a)	4.50		04/15/65	191,683
300	MetLife, Inc.	3.00		03/01/25	304,086
400	Nationwide Building Society (United Kingdom)(a)	3.90		07/21/25	428,156

750	Nationwide Building Society (United Kingdom)(a)	6.25		02/25/20	859,924
500	PNC Financial Services Group, Inc. (The)	3.90		04/29/24	537,324
850	Protective Life Corp.	7.375		10/15/19	987,167
790	Prudential Financial, Inc.	5.625	(d)	06/15/43	824,815
285	Prudential Financial, Inc., MTN	6.625		12/01/37	368,612
550	Realty Income Corp.	3.25		10/15/22	564,799
250	Realty Income Corp.	4.65		08/01/23	275,981
350	Santander UK Group Holdings PLC (United Kingdom)	3.125		01/08/21	351,218
850	Santander UK PLC (United Kingdom)(a)	5.00		11/07/23	875,414
450	TD Ameritrade Holding Corp.	3.625		04/01/25	482,584
475	WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia)(a)	3.25		10/05/20	494,820
525	Weingarten Realty Investors	3.375		10/15/22	536,206
290	Wells Fargo & Co.	4.125		08/15/23	312,503
284	Wells Fargo & Co.	5.606		01/15/44	340,507
					53,019,738
	Industrials (5.1%)
750	Brambles USA, Inc. (Australia)(a)	4.125		10/23/25	805,992
385	Burlington Northern Santa Fe LLC	4.55		09/01/44	443,914
370	CEVA Group PLC (United Kingdom)(a)	7.00		03/01/21	320,050
460	CRH America, Inc. (Ireland)	8.125		07/15/18	516,715
500	FedEx Corp.	3.20		02/01/25	521,554
400	Harris Corp.	4.854		04/27/35	440,474
810	Heathrow Funding Ltd. (United Kingdom)(a)	4.875		07/15/21	893,321
625	Koninklijke Philips N.V. (Netherlands)	3.75		03/15/22	672,128
150	L-3 Communications Corp.	1.50		05/28/17	150,165
1,575	Lockheed Martin Corp.	3.55		01/15/26	1,714,249
490	MasTec, Inc.	4.875		03/15/23	456,925
275	Ryder System, Inc., MTN	2.65		03/02/20	278,742
500	Thermo Fisher Scientific, Inc.	4.15		02/01/24	546,564
850	Trinity Industries, Inc.	4.55		10/01/24	803,730
300	Tyco International Finance SA	3.90		02/14/26	323,719
					8,888,242
	Technology (1.6%)
500	Citrix Systems, Inc.	0.50		04/15/19	558,750
675	Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a)	8.10		07/15/36	729,523
425	Hewlett Packard Enterprise Co. (a)	4.90		10/15/25	444,859
675	Lam Research Corp.	3.90		06/15/26	712,064
313	Nuance Communications, Inc.	2.75		11/01/31	316,521
					2,761,717
	Utilities (7.1%)
325	Appalachian Power Co.	3.40		06/01/25	345,547
325	Appalachian Power Co.	7.00		04/01/38	440,648
200	Cleco Corporate Holdings LLC (a)	3.743		05/01/26	205,957
295	CMS Energy Corp.	5.05		03/15/22	337,662
170	CMS Energy Corp.	6.25		02/01/20	195,860
400	Duke Energy Corp.	2.10		06/15/18	403,730
370	EDP Finance BV (Portugal)(a)	5.25		01/14/21	393,125
350	Enel Finance International N.V. (Italy)(a)	6.00		10/07/39	414,991
210	Enel SpA (Italy)(a)	8.75	(d)	09/24/73	239,663
325	Entergy Arkansas, Inc.	3.50		04/01/26	356,631
300	Entergy Gulf States Louisiana LLC	6.00		05/01/18	325,512
2,400	Exelon Generation Co., LLC	4.00		10/01/20	2,562,411
387	Fermaca Enterprises S de RL de CV (Mexico)(a)	6.375		03/30/38	386,764
250	GNL Quintero SA (Chile)(a)	4.634		07/31/29	256,249
875	Jersey Central Power & Light Co. (a)	4.70		04/01/24	960,716
150	Monongahela Power Co. (a)	5.40		12/15/43	189,005
350	Oncor Electric Delivery Co., LLC	2.95		04/01/25	364,862
350	Origin Energy Finance Ltd. (Australia)(a)	3.50		10/09/18	352,331
540	Puget Energy, Inc.	6.50		12/15/20	629,647

900	Sempra Energy	3.55	06/15/24	944,900
650	Southern Power Co., Series 15B	2.375	06/01/20	660,700
23	Toledo Edison Co. (The)	7.25	05/01/20	26,789
845	TransAlta Corp. (Canada)	4.50	11/15/22	770,966
350	WEC Energy Group, Inc.	3.55	06/15/25	376,269
300	Xcel Energy, Inc.	3.30	06/01/25	317,003
				12,457,938
	Total Corporate Bonds (Cost $156,017,617)			163,508,874

	Asset-Backed Securities (1.2%)
	CVS Pass-Through Trust
1,077		6.036	12/10/28	1,223,953
696	(a)	8.353	07/10/31	911,790
	Total Asset-Backed Securities (Cost $1,783,652)			2,135,743

	U.S. Treasury Security (1.2%)
1,944	U.S. Treasury Inflation Indexed Bond (Cost $1,925,019)	0.25	01/15/25	1,975,502

	Variable Rate Senior Loan Interests (1.0%)
	Basic Materials (0.3%)
508	FMG Resources Pty Ltd., Term B (Australia)	4.25	06/30/19	487,773

	Consumer, Cyclical (0.5%)
324	Diamond Resorts Corp., Term Loan	5.50	05/09/21	324,745
213	Graton Economic Development Authority, Term B	6.25	09/01/22	213,814
373	Navistar International Corp., Term B	6.50	08/07/20	353,847
				892,406
	Industrials (0.2%)
416	Gates Global, Inc., Term B	4.25	07/06/21	395,424
	Total Variable Rate Senior Loan Interests (Cost $1,777,565)			1,775,603

	Short-Term Investment (0.9%)
	U.S. Treasury Security
1,505	U.S. Treasury Bill (f)(g) (Cost $1,503,466)	0.336	10/20/16	1,503,957

	Total Investments (Cost $163,007,319) (h)(i)		98.2%	170,899,679
	Other Assets in Excess of Liabilities		1.8	3,177,117
	Net Assets		100.0%	$174,076,796

MTN	Medium Term Note.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)	When-issued security.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2016.
(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of June 30, 2016.

(f)	Rate shown is the yield to maturity at June 30, 2016.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(h)	Securities are available for collateral in connection with purchase of open foreign currency forward exchange contracts, futures contracts and swap agreements.
(i)

At June 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,457,031 and the aggregate gross unrealized depreciation is $1,564,671 resulting in net unrealized appreciation of $7,892,360.

Foreign Currency Forward Exchange Contracts Open at June 30, 2016:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HSBC Bank PLC	HKD	2,082,500	$268,278		07/08/16	$(159)
UBS AG		$76,954	EUR	69,001	07/08/16	(373)
UBS AG		$273,653	HKD	2,123,000	07/08/16	6
	Net Unrealized Depreciation					$(526)

Futures Contracts Open at June 30, 2016:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
94	Long	U.S. Treasury 5 yr. Note, Sep-16	$11,483,422	$143,195
49	Long	U.S. Treasury 2 yr. Note, Sep-16	10,747,078	72,965
11	Long	U.S. Treasury Long Bond, Sep-16	1,895,781	57,813
6	Short	U.S. Treasury Ultra Bond, Sep-16	(1,118,250)	(68,063)
79	Short	U.S. Treasury 10 yr. Note, Sep-16	(10,505,766)	(250,813)
87	Short	U.S. Treasury 10 yr. Ultra Long Bond, Sep-16	(12,673,453)	(453,820)
		Net Unrealized Depreciation		$(498,723)

Credit Default Swap Agreements Open at June 30, 2016:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC*
Quest Diagnostics, Inc.	Buy	$795	1.00%	3/20/19	$(31,228)	$15,258	$(15,970)	BBB+
Morgan Stanley & Co., LLC*
CDX.NA.HY.24	Buy	3,185	5.00	6/20/20	51,295	(246,744)	(195,449)	NR
Total Credit Default Swaps		$3,980			$20,067	$(231,486)	$(211,419)

NR                 Not rated.

†                        Credit rating as issued by Standard & Poor’s.

*                        Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

Currency Abbreviations:

EUR                                         Euro.

HKD                                       Hong Kong Dollar.

Morgan Stanley Income Securities Inc.

Summary of Investments • June 30, 2016 (unaudited)

PORTFOLIO COMPOSITION** as of 06/30/16	Percentage of Total Investments
Corporate Bonds	95.7%
Asset-Backed Securities	1.2
U.S. Treasury Security	1.2
Variable Rate Senior Loan Interests	1.0
Short-Term Investment	0.9
100.0%

**               Does not include open long/short futures contracts with an underlying face amount of $48,423,750 with net unrealized depreciation of $498,723. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $526 and does not include open swap agreements with net unrealized appreciation of $20,067.

Morgan Stanley Income Securities Inc.

Notes to Portfolio of Investments • June 30, 2016 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); and (8) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$2,135,743	$—	$2,135,743
Corporate Bonds	—	163,508,874	—	163,508,874
U.S. Treasury Security	—	1,975,502	—	1,975,502
Variable Rate Senior Loan Interests	—	1,775,603	—	1,775,603
Total Fixed Income Securities	—	169,395,722	—	169,395,722
Short-Term Investment
U.S. Treasury Security	—	1,503,957	—	1,503,957
Foreign Currency Forward Exchange Contract	—	6	—	6
Futures Contracts	273,973	—	—	273,973
Credit Default Swap Agreement	—	51,295	—	51,295
Total Assets	273,973	170,950,980	—	171,224,953
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(532)	—	(532)
Futures Contracts	(772,696)	—	—	(772,696)
Credit Default Swap Agreement	—	(31,228)	—	(31,228)
Total Liabilities	(772,696)	(31,760)	—	(804,456)
Total	$(498,723)	$170,919,220	$—	$170,420,497

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of June 30, 2016, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 17, 2016